Fixed Assets - Schedule of Fixed Assets (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Fixed assets, gross	$ 720,898	$ 358,400
Less: accumulated depreciation	(6,966)	(1,961)
Total	713,932	356,439
Land [Member]
Fixed assets, gross	179,731
Office Equipment [Member]
Fixed assets, gross	23,469	18,314
Furniture and Fixtures [Member]
Fixed assets, gross	32,216	23,595
Software [Member]
Fixed assets, gross	17,654
Equipment and machinery [Member]
Fixed assets, gross	310,919
Construction in Progress [Member]
Fixed assets, gross	$ 156,909	$ 316,491